Intangible Assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets [Abstract]
Intellectual property	€ 1,900	€ 1,900
Capitalised project development costs	€ 1,450	1,350
Amortized over a useful life	3 years
Research and development expenditure	€ 870	€ 940